Long-term Investments	12 Months Ended
Dec. 31, 2019
Long-term Investments
Long-term Investments
10.	Long-term Investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Investments in equity method investees	736,551	1,137,774
Equity investments with readily determinable fair values	612,465	3,551,545
Equity investments without readily determinable fair values	3,896,092	4,604,549
	5,245,108	9,293,868

(a)	Investments in equity method investees

The Group recorded equity share of losses of RMB12.2 million, RMB98.3 million and equity share of earnings of RMB4.3 million for the years ended December 31, 2017, 2018, and 2019, respectively, which was included in “investment income, net” in the consolidated statements of operations and comprehensive income. Significant equity method investments are summarized as follows.

(1)	In August 2013, the Group established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Hangzhou Yixin Technology Co., Ltd. (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Group contributed RMB200.0 million cash in exchange for a 27.0% equity interest in Yixin. In July 2015, the Group increased its equity shares in Yixin to 35.0% with a cash consideration of approximately RMB127.5 million.
(2)	As of December 31, 2018, the Group invested an aggregated cash consideration of RMB295.1 million in two limited partnerships as a limited partner, and in 2019, the Group further contributed RMB326.9 millon cash in these two limited partnerships. The objective of these limited partnerships are to engage in investment in on-line game business. The Group accounted such investments under the equity method.
(b)	Equity investments with readily determinable fair values (“Available-for-sale securities” prior to adoption of ASU 2016-01).

As of December 31, 2019, equity investments with readily determinable fair values included RMB2,650.4 million invested in shares of Alibaba Group Holding Limited (“Alibaba”), RMB578.9 million invested in shares of Huatai Securities Company Limited (“Huatai”) and RMB322.3 million invested in shares of Shenzhen Transsion Holding Limited (“Transsion”). The Group recorded fair value loss of RMB215.8 million and fair value gain of RMB763.2 million related to the equity investments with readily determinable fair value for the year ended December 31, 2018 and 2019, respectively.

The Group also received cash dividends of RMB20.9 million, RMB12.7 million and RMB12.7 million from Huatai for the years ended December 31, 2017, 2018, and 2019, respectively.

(c)	Equity investments without readily determinable fair value (“Equity investments” prior to adoption of ASU 2016-01)

Equity investments without readily determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group does not have significant influence on these investees, or the investments are not common stock or in substance common stock. Prior to January 1, 2018, the Group accounted for investments in these equity securities at cost less impairment. On January 1, 2018, the Group adopted ASU 2016-01 prospectively. These investments are classified as equity investments without readily determinable fair value, and are carried at cost less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For the year ended December 31, 2018 and 2019, there's no upward adjustments to the carrying value of equity securities without readily determinable fair value resulted from such transactions.

The Group recognized a gain of RMB9.6million, nil and RMB86.1 million related to the disposal of the Group’s investments in equity securities without readily determinable fair value as “investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2017, 2018 and 2019.

The Group recognized impairment provision of RMB58.5 million, RMB133.6 million and RMB168.4 million related to certain of the equity investments as “investment income, net” in the consolidated statements of operations and comprehensive income for the years ended December 31, 2017, 2018 and 2019, respectively.